Pamela Poland Chen, Esq. To Call Writer Directly: +1 212 341 7825 pamela.chen@kirkland.com	600 Lexington Avenue New York, NY 10022 United States +1 212 341 7825 www.kirkland.com	Facsimile: +1 212 446 4900

September 16, 2024

Via EDGAR
U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	TCW Private Asset Income Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of TCW Private Asset Income Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”) on Form N-2 (the “Registration Statement”). The Fund has separately filed a Notification of Registration under the 1940 Act on Form N-8A on the date hereof.

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact the undersigned by telephone at (212) 341-7825 or by email at pamela.chen@kirkland.com if you have any questions.

Sincerely,

/s/ Pamela Poland Chen, Esq.
Pamela Poland Chen, Esq.

cc: Peter Davidson, Esq.

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